EQ ADVISORS TRUSTSM

Multimanager Technology Portfolio

SUPPLEMENT DATED DECEMBER 28, 2023, TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2023, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2023, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, at the Trust’s website at www.equitable-funds.com.

Effective December 31, 2023, the following changes are being made to the Summary Prospectus, Prospectus and SAI:

Jeffrey S. Wantman of Wellington Management Company LLP no longer serves as a member of the team that is responsible for the securities selection, research, and trading for a portion of the Active Allocated Portion of the Multimanager Technology Portfolio. All references to Jeffrey S. Wantman in the Summary Prospectus, Prospectus and SAI are deleted in their entirety.

The section of the Summary Prospectus and Prospectus entitled “Multimanager Technology Portfolio — WHO MANAGES THE PORTFOLIO — Sub-Adviser: Wellington Management Company LLP (“Wellington” or the “Sub-Adviser”)” is amended to include the following information:

Name	Title	Date Began Managing the Portfolio
Tom DeLong	Managing Director and Global Industry Analyst of Wellington	December 2023

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — Wellington Management Company LLP” is amended to include the following information:

Tom DeLong, Managing Director and Global Industry Analyst, has been involved in portfolio management and securities analysis for the Portfolio since 2023. His coverage includes internet companies across all market caps. Prior to joining Wellington in 2023, Mr. DeLong worked as an analyst at Janus Henderson Investors from 2007 to 2023.

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The section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — Wellington Management Company LLP” is amended to include the following information:

Wellington Management Company LLP (“Wellington Management” or “Sub-Adviser”)

Portfolio Manager	Presented below for each portfolio manager is the number of other accounts managed by the portfolio manager and the total assets in the accounts managed within each category as of November 30, 2023						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Multimanager Technology Portfolio
Tom DeLong	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A

Ownership of Shares of the Portfolio as of November 30, 2023

Portfolio Manager	None	$1 - $10,000	$10,001 - $50,000	$50,001 - $100,000	$100,001 - $500,000	$500,001 - $1,000,000	over $1,000,000

Multimanager Technology Portfolio
Tom DeLong	X